Transfers of financial assets and servicing assets - Quantitative and qualitative information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Commercial
Qualitative and Quantitative Information, Transferor's Continuing Involvement [Line Items]
Total principal amount of loans, net of unearned	$ 12,312,751	$ 12,043,019
Principal amount 60 days or more past due	200,568	290,759
Net credit losses (recoveries)	66,119	85,715
Construction
Qualitative and Quantitative Information, Transferor's Continuing Involvement [Line Items]
Total principal amount of loans, net of unearned	831,092	779,449
Principal amount 60 days or more past due	145	13,848
Net credit losses (recoveries)	(898)	4,452
Legacy
Qualitative and Quantitative Information, Transferor's Continuing Involvement [Line Items]
Total principal amount of loans, net of unearned	22,105	25,949
Principal amount 60 days or more past due	2,007	3,072
Net credit losses (recoveries)	(1,399)	(2,032)
Leasing
Qualitative and Quantitative Information, Transferor's Continuing Involvement [Line Items]
Total principal amount of loans, net of unearned	1,059,507	934,773
Principal amount 60 days or more past due	6,710	5,140
Net credit losses (recoveries)	9,337	6,030
Mortgages
Qualitative and Quantitative Information, Transferor's Continuing Involvement [Line Items]
Total principal amount of loans, net of unearned	8,404,911	8,620,667
Principal amount 60 days or more past due	1,071,537	1,315,384
Net credit losses (recoveries)	40,644	66,209
Consumer
Qualitative and Quantitative Information, Transferor's Continuing Involvement [Line Items]
Total principal amount of loans, net of unearned	5,997,886	5,489,441
Principal amount 60 days or more past due	140,928	117,775
Net credit losses (recoveries)	142,470	122,170
Loans Securitized Sold
Qualitative and Quantitative Information, Transferor's Continuing Involvement [Line Items]
Total principal amount of loans, net of unearned	1,162,176	1,333,987
Principal amount 60 days or more past due	72,574	129,443
Net credit losses (recoveries)	(1,146)	394
Loans Held-for-Sale
Qualitative and Quantitative Information, Transferor's Continuing Involvement [Line Items]
Total principal amount of loans, net of unearned	59,203	51,422
Principal amount 60 days or more past due	0	0
Net credit losses (recoveries)	0	0
Loans Held In Portfolio
Qualitative and Quantitative Information, Transferor's Continuing Involvement [Line Items]
Total principal amount of loans, net of unearned	27,406,873	26,507,889
Principal amount 60 days or more past due	1,349,321	1,616,535
Net credit losses (recoveries)	$ 257,419	$ 282,150